Fees and Expenses	Mar. 27, 2026 USD ($)
Copeland SMID Cap Dividend Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may also pay commissions or other fees to your broker or financial intermediary when they buy or sell Class I shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page [67] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.62%	0.53%
Shareholder Servicing Fee	0.00%	0.10%
Total Other Expenses	0.62%	0.63%
Total Annual Fund Operating Expenses	1.62%	1.38%
Fee Waiver and/or Expense Reimbursement(2)	(0.42)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.95%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares and 0.95% of the daily average net asset value of Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A	$790	$1,018	$1,368	$2,353
Class I	$97	$395	$714	$1,620

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	66.00%
Copeland SMID Cap Dividend Growth Fund | Copeland SMID Cap Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Copeland Dividend Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charter Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page {64] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%	1.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.93%	0.92%	0.92%
Shareholder Servicing Fee	0.00%	0.00%	0.10%
Total Other Expenses	0.93%	0.92%	1.02%
Total Annual Fund Operating Expenses	1.93%	2.67%	1.77%
Fee Waiver and/or Expense Reimbursement(2)(3)	(0.73)%	(0.72)%	(0.72)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.20%	1.95%	1.05%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares, 1.95% of the daily average net asset value of Class C shares and 1.05% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

(3)	The Fee Waiver and/or Expense Reimbursement and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated and differ from the ratios of net expenses to average net assets given in the Fund’s annual report, which does not reflect the current expenses of the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A	$790	$1,080	$1,493	$2,643
Class C	$198	$761	$1,351	$2,950
Class I	$107	$487	$892	$2,024

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Copeland Dividend Growth Fund | Copeland Dividend Growth Fund Class A shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Copeland International Small Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. You may also pay commissions or other fees to your broker or financial intermediary when they buy or sell Class I shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page [29] of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page [67] of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days) ($15 fee for any redemption paid by wire transfer)	1.00%	1.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	16.84%	17.48%
Total Annual Fund Operating Expenses	17.87%	18.26%
Fee Waiver and/or Expense Reimbursement(2)	(16.64)%	(17.28)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	0.98%

(1)	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.

(2)	The Fund’s adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2027, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.23% or 0.98% of the daily average net asset value of Class A and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the waiver/expense reimbursement and the expense limitation in effect at the time of the repayment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A	$793	$3,753	$6,076	$9,722
Class I	$100	$3,412	$5,903	$9,757

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	37.00%
Copeland International Small Cap Fund | Copeland International Small Cap Fund Class A Shares
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000